Shareholders' equity: - Changes in outstanding stock options issued (Details)											12 Months Ended
	Nov. 14, 2022 Options $ / shares	Jul. 15, 2022 Options $ / shares	May 11, 2022 Options $ / shares	Mar. 23, 2022 Options $ / shares	Feb. 23, 2022 Options $ / shares	Nov. 10, 2021 Options $ / shares	Aug. 11, 2021 Options $ / shares	May 10, 2021 Options $ / shares	Mar. 30, 2021 Options $ / shares	Feb. 25, 2021 Options $ / shares	Dec. 31, 2022 Options USD ($) $ / shares	Dec. 31, 2021 Options $ / shares
Number of options outstanding
Balance at the beginning | Options											7,774,833	6,288,166
Granted | Options					2,945,000					1,408,000	3,973,500	1,708,000
Exercised | Options											(1,388,643)	(53,000)
Forfeited | Options											(140,967)	(168,333)
Balance at the end | Options											10,218,723	7,774,833
Shares issued | Options											1,155,138
Cancelled | $											233,505
Weighted average exercise price
Balance at the beginning | $ / shares											$ 3.74
Balance at the beginning | $ / shares											3.94	$ 3.80
Granted | $ / shares											7.22	4.60
Exercised | $ / shares	$ 9.00	$ 9.39	$ 7.85	$ 6.38	$ 7.01	$ 7.04	$ 3.10	$ 3.92	$ 3.83	$ 4.36	1.46	1.06
Forfeited | $ / shares											5.71	6.34
Balance at the end | $ / shares												3.94
Balance at the end | $ / shares											$ 5.38	$ 3.74
Key management personnel of entity or parent [member]
Number of options outstanding
Granted				390,000	2,320,000				50,000	1,171,000
Other related parties [member]
Number of options outstanding
Granted | Options	218,500	200,000	220,000		625,000	180,000	20,000	50,000		237,000